Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 01, 2023 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Bank deposit	$ 30,310			¥ 215,200
Allowance for credit losses (in Dollars)					$ 55,794
Intangible assets amortized straight-line over year	10 years			10 years
Asset Impairment Charges (in Dollars)
Value added tax rate	6.00%	6.00%	6.00%
Percentage of taxable sales revenue	3.00%
Percentage of value-added tax	1.00%
Advertising cost (in Dollars)	$ 128,200	$ 73,321	$ 21,654
Percentage of annual after-tax profit	10.00%
Percentage of general reserve	50.00%
Reporting units	1
Reporting units, percentage	100.00%	100.00%
Impairment loss (in Dollars)
Subsidiary [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of voting power	50.00%			50.00%